Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued expenses and other liabilities
Payroll and welfare payable	$ 23,590	¥ 164,226	¥ 264,600
Accrued marketing expenses	3,689	25,683	38,536
Other taxes payable	2,663	18,540	24,399
Others	27,141	188,957	173,904
Total	$ 57,083	¥ 397,406	¥ 501,439